Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

(4)   Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of:

	As of
	June 30,	December 31,
(in $ millions)	2022	2021
Prepaid operating expenses	$49	$42
Income tax receivable / prepayments	30	32
Deferred offering costs	—	21
Value added and similar taxes receivables	15	11
Other prepayments and receivables	23	31
Prepaid expenses and other current assets	$117	$137